LEASES (Details 2) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Right of use assets	$ 50,617	$ 52,636	$ 67,455
Cost of sales [member]
Statement [Line Items]
Right of use assets	40,539	43,284	57,785
Distribution cost [Member]
Statement [Line Items]
Right of use assets	2,975	2,291	1,664
Administrative expenses [member]
Statement [Line Items]
Right of use assets	$ 7,103	$ 7,061	$ 8,006